Note 3 - Liquidity and Summary of Significant Accounting Principles (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Successor	Successor
	March 31, 2017	December 31, 2016
Other receivable A	63%	58%
Customer B	-	10%
Other receivable C	16%	-
	Successor	Predecessor
	Three Months ended March 31, 2017	Three Months ended March 31, 2016
Customer B	-	80%
Customer D	35%	-

	Successor	Predecessor
	December 31, 2016	December 31, 2015

Customer A	58%	47%
Customer B	10%	21%
	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor

Customer B	$-	$78%	$67%
Customer C	-	-	26%
Customer D	22%	-	-
Customer E	16%	-	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Successor	Successor
	Three Months ended March 31, 2017	Year ended December 31, 2016
Risk free rate	2.1%	1.8	-	2.0%
Weighted average expected years until exercise	6.0	4.8	-	6.0
Expected stock volatility	83%		83%
Dividend yield	-		-

	2016			2015
Risk free rate	1.8	-	2.0%	1.4	-	1.7%
Weighted average expected years until exercise	4.8	-	6.0		6.3
Expected stock volatility		83%		93	-	117%
Dividend yield		-			-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Successor	Predecessor
	Three months ended March 31, 2017	Three months ended March 31, 2016

Shares underlying:

Common stock options	1,225,833	9,557,258
Stock purchase warrants	6,180,000	116,034,682
Convertible debt	-	73,674,549

	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor
Shares underlying:
Common stock options	1,265,000	9,173,119	11,069,166
Stock purchase warrants	6,180,000	113,629,178	116,034,682
Convertible debt	-	-	73,342,730

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Period from May 5, 2016 through December 31, 2016	Period from January 1, 2016 through May 4, 2016	Year ended December 31, 2015
	Successor	Predecessor	Predecessor
Numerator for basic income (loss) per share	$(5,695,027)	$28,173,934	$(52,808,108)
Numerator adjustment for potential dilutive securities	-	172,546	-
Numerator for diluted income (loss) per share	$(5,695,027)	$28,346,480	$(52,808,108)

Denominator for basic income (loss) per share weighted average outstanding common shares	9,895,966	125,951,100	125,951,100
Dilutive effect of convertible debt	-	67,307,692	-
Denominator for diluted income (loss) per share weighted average outstanding common shares	9,895,966	193,258,792	125,951,100

Basic and diluted earnings (loss) per share
Basic	$(0.58)	$0.22	$(0.42)
Diluted	$(0.58)	$0.15	$(0.42)